AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION on September 4, 2001

                                                              File No. 333-60504


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                               POST-EFFECTIVE # 1


                            STRONG EQUITY FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)
                              100 Heritage Reserve
                            Menomonee Falls, WI 53051
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (414) 359-3400

                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

                                   Copies to:

                              W. John McGuire, Esq.
                          Morgan, Lewis & Bockius, LLP
                                1800 M Street, NW
                              Washington, DC 20036



This filing will become effective immediately under Rule 485(b) of the Securities Act of 1933.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Village of Menomonee Falls and State of Wisconsin as of the 4th day of September, 2001.


Strong Equity Funds, Inc.
(Registrant)


By:      /S/ ELIZABETH N. COHERNOUR
   -----------------------------------------------

       Elizabeth N. Cohernour, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and as of the date indicated.


Name                                   Title                                 Dated As Of

-------------------------------------  Chairman of the Board (Principal      September 4, 2001
/s/ Richard S. Strong                  Executive Officer) and a Director
Richard S. Strong

-------------------------------------  Treasurer (Principal Financial and    September 4, 2001
/s/ John W. Widmer                     Accounting Officer)
John W. Widmer

-------------------------------------  Director                              September 4, 2001

Marvin E. Nevins*


-------------------------------------  Director                              September 4, 2001

Willie D. Davis*


-------------------------------------  Director                              September 4, 2001

William F. Vogt*


-------------------------------------  Director                              September 4, 2001

Stanley Kritzik*


-------------------------------------  Director                              September 4, 2001

Neal Malicky*


-------------------------------------  Director                              September 4, 2001




* Elizabeth N. Cohernour signs this document on behalf of each director marked with an asterisk pursuant to power of attorney filed with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A.

                                By:  /S/ ELIZABETH N. COHERNOUR
                                   ---------------------------------------
                                        Elizabeth N. Cohernour

                                  Exhibit Index


EXHIBIT NO.                                    EXHIBIT
(11)                                           Opinion and Consent of Counsel
(12)                                           Opinion and Consent of Counsel
                                               relating to tax matters